Provisions - Additional Information (Details) $ in Millions	Dec. 31, 2025 USD ($)
Employment related obligations
Provisions [Line Items]
Liability for self insurance	$ 6
Owned and leased properties
Provisions [Line Items]
Maximum liabilities last five policy years	131
Incurred but not reported claims (‘IBNR')
Provisions [Line Items]
Liability for self insurance	7
Reported but not settled claims
Provisions [Line Items]
Liability for self insurance	$ 4